Leases (Tables)	12 Months Ended
Dec. 31, 2017
Lease Rental Costs

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$231.3	$10.5	$1.7	$17.5	$88.4	$8.2	$4.4	$5.3
Amortization of Capital Leases	66.3	4.0	—	6.9	11.1	4.1	4.0	11.2
Interest on Capital Leases	16.7	0.8	—	3.7	3.2	0.5	0.6	3.6
Total Lease Rental Costs	$314.3	$15.3	$1.7	$28.1	$102.7	$12.8	$9.0	$20.1

Year Ended December 31, 2016	AEP	AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$9.8	(a)	$0.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	3.4		—	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	0.6		—	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$13.8		$0.9	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$8.1	(a)	$0.5	$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		2.9		—	5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.4		—	0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(b)	$11.4		$0.5	$22.8	$132.3	$12.1	$9.6	$26.6

(a)
Amounts include lease expenses related to AEP Texas Wind Farms that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amount of $1 million for each of the years ended December 31, 2016 and 2015, respectively. See Note 7 for additional information.

(b)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statement of income in the amount of $89 million for the year ended December 31, 2015. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$141.7	$—	$—	$42.5	$27.2	$—	$8.9	$33.4
Other Property, Plant and Equipment	373.3	32.7	0.2	18.0	34.0	22.8	18.0	122.4
Total Property, Plant and Equipment	515.0	32.7	0.2	60.5	61.2	22.8	26.9	155.8
Accumulated Amortization	229.0	10.0	—	19.0	21.1	10.6	15.3	94.0
Net Property, Plant and Equipment Under Capital Leases	$286.0	$22.7	$0.2	$41.5	$40.1	$12.2	$11.6	$61.8

Obligations Under Capital Leases:
Noncurrent Liability	$238.8	$18.5	$0.1	$34.9	$34.3	$7.9	$8.3	$57.8
Liability Due Within One Year	59.0	4.2	0.1	6.6	5.8	4.3	3.5	11.2

Total Obligations Under Capital Leases	$297.8	$22.7	$0.2	$41.5	$40.1	$12.2	$11.8	$69.0

December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$—	$—	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	26.1	—	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	26.1	—	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	7.7	—	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$18.4	$—	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$14.8	$—	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	3.6	—	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$18.4	$—	$45.0	$44.7	$12.3	$13.9	$77.3

Future Minimum Lease Payments

Capital Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$76.6	$5.1	$0.1	$10.0	$11.0	$4.7	$3.8	$14.3
2019	60.4	4.0	0.1	7.9	7.2	2.4	2.5	12.7
2020	49.7	3.4	—	7.0	6.4	1.8	1.7	10.9
2021	42.6	3.1	—	6.8	5.9	1.6	1.3	10.0
2022	35.1	2.6	—	6.4	5.4	1.1	1.0	8.9
Later Years	106.2	8.3	—	18.8	25.2	2.0	2.6	25.6
Total Future Minimum Lease Payments	370.6	26.5	0.2	56.9	61.1	13.6	12.9	82.4
Less Estimated Interest Element	72.8	3.8	—	15.4	21.0	1.4	1.3	13.4
Estimated Present Value of Future Minimum Lease Payments	$297.8	$22.7	$0.2	$41.5	$40.1	$12.2	$11.6	$69.0

Noncancelable Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$245.9	$11.6	$1.7	$17.3	$91.3	$11.3	$4.8	$6.0
2019	237.9	10.7	1.3	15.6	90.3	10.3	4.3	5.7
2020	227.6	9.8	1.0	14.4	86.9	8.7	3.8	5.3
2021	210.7	8.9	0.4	12.0	82.4	6.3	2.9	4.9
2022	201.1	7.9	—	10.9	81.4	5.4	2.5	4.3
Later Years	137.1	21.5	—	23.3	16.3	19.5	6.5	9.5
Total Future Minimum Lease Payments	$1,260.3	$70.4	$4.4	$93.5	$448.6	$61.5	$24.8	$35.7